Cash generated by operations (Details) - ZAR (R) R in Millions		2 Months Ended	12 Months Ended
	Nov. 01, 2023	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash Generated By Operations [Abstract]
Loss for the year			R (4,739)	R (5,710)	R (37,430)
Royalties			1,145	543	1,050
Carbon tax			0	2	2
Mining and income tax			4,328	1,496	(2,416)
Interest income			(1,568)	(1,337)	(1,369)
Finance expense			5,000	4,571	3,299
Profit/(loss) before interest, royalties, carbon tax and tax			4,166	(435)	(36,864)
Non-cash adjusting items:
Amortisation and depreciation			9,367	8,810	10,012
Section 45X credits			(5,885)	0	0
Share-based payments			2,114	251	113
Loss/(gain) on financial instruments			2,509	(5,574)	(101)
Foreign currency exchange adjustment			(454)	168	(1,647)
Share of results of equity-accounted investees after tax			(337)	(212)	1,174
Impairments and reversal of impairments			14,007	9,173	47,454
Provision for legal settlement cost			3,607	0	0
Gain on acquisition		R 0	0	0	(898)
Gain on remeasurement of previous interest in Kroondal	R 0		0	0	(298)
Onerous contract provision			(124)	(817)	1,865
Occupational healthcare loss/(gain)			49	(76)	(365)
Change in estimate of environmental rehabilitation obligation			477	433	(56)
Settlement of metals borrowings liability			(7,645)	(4,308)	0
Deferred revenue recognised			(4,221)	(1,768)	(1,252)
Early termination penalty relating to onerous contract provision			(45)	(665)	0
Payment of settlement of dispute			(3,565)	0	0
Payment of occupational healthcare liability			(35)	(26)	(130)
Other non-cash and cash adjusting items			(293)	(540)	(281)
Cash generated by operations			R 13,692	R 4,414	R 18,726